PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The following table summarizes the Notes activity during the years ended December 31, 2022 and 2021:

As of
December 31,2022
Convertible promissory notes, balance at December 31, 2020	655,071
Issuances	1,768,700
Conversions (not inclusive of accrued interest of $44,104)	(1,424,900)
Debt discount	(2,054,904)
Amortization of debt discount	2,364,334
Convertible promissory notes, balance at December 31, 2021	1,309,111
Issuances	250,000
Conversions	(1,070,501)
Debt discount	-
Amortization of debt discount	1,081,160
Convertible promissory notes, balance at December 31, 2022	1,569,770